Revenue - Summary of revenue by sales channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenue by sales channel
Revenue	€ 240,498	€ 291,864	[1]	€ 386,976	[1]
Direct To Consumer (DTC)
Revenue by sales channel
Revenue	164,049	200,752		246,973
Wholesale
Revenue by sales channel
Revenue	66,670	78,898		122,354
Other
Revenue by sales channel
Revenue	€ 9,779	€ 12,214		€ 17,649

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).